INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 7:	INTANGIBLE ASSETS, NET

	Software	Customer relationships	Technology	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2024	47,388	74,039	133,749	246,352	501,528
Exchange rate differences	(68)	(139)	(380)	(526)	(1,113)
Additions	16,218	-	-	-	16,218
Disposals	(3,397)	-	-	-	(3,397)
Balance as of December 31, 2024	60,141	73,900	133,369	245,826	513,236
Exchange rate differences	141	688	882	1,806	3,517
Additions	17,577	-	-	-	17,577

Balance as of December 31, 2025	77,859	74,588	134,251	247,632	534,330

Amortization
Balance as of January 1, 2024	27,583	45,120	66,825	-	139,528
Exchange rate differences	(49)	(146)	(214)	-	(409)
Additions	10,903	11,523	18,320	-	40,746
Disposals	(3,397)	-	-	-	(3,397)
Balance as of December 31, 2024	35,040	56,497	84,931	-	176,468
Exchange rate differences	111	688	615	-	1,414
Additions	14,595	5,102	18,375	-	38,072

Balance as of December 31, 2025	49,746	62,287	103,921	-	215,954

Carrying amounts
As of December 31, 2025	28,113	12,301	30,330	247,632	318,376
As of December31, 2024	25,101	17,403	48,438	245,826	336,768

Capitalized development costs

Development costs capitalized in the period amounted to USD 17,427 thousand (2024: USD 15,366 thousand) and were classified under software.

Impairment testing for intangible assets

The Company's qualitative assessment as of December 31, 2025, and December 31, 2024, did not indicate that it is more likely than not that the recoverable amount of its intangible assets, and other long-lived assets is less than their aggregate carrying amount.

As of December 31, 2025, the estimated recoverable amount based on Company’s market value was lower than the carrying amount, and therefore the recoverable amount was estimated based on value in use and was determined by discounting the future cash flows. The estimated value in use was higher than the carrying amount of its net assets and therefore there was no need for impairment.

Key assumptions used in the calculation of recoverable amounts are as of December 31, 2025:

Post-tax discount rate                   14% (WACC)
Terminal value growth rate           3%

The cash flow projections include specific estimates for 5 years and a terminal value growth rate thereafter. EBITDA growth rate is expressed as the annual growth rate in the initial 5 years of the plans used for impairment testing and has been mainly based on past experience and management expectations.

As of December 31, 2024, the recoverable amount based on Company’s fair value estimated according to quoted price of the Company’s ordinary shares was higher than the carrying amount, and therefore there was no need for impairment.